Business Combination (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Mar. 31, 2025	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)
Kelly’s Education Limited [Member]
Business Combination [Line Items]
Equity interest			100.00%	100.00%
Purchase price			¥ 1,842	$ 2,000
Equity interests	46.32%
Shenzhen Letsvan [Member]
Business Combination [Line Items]
Purchase price	¥ 243,109,000
Equity interests	61.05%
Total cash consideration (in Yuan Renminbi)	¥ 200,000,000
Goodwill of expected value (in Yuan Renminbi)	¥ 187,600,000
Minimum [Member]
Business Combination [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Business Combination [Line Items]
Estimated useful lives	10 years
Debt-to-Equity Conversion Agreement [Member]
Business Combination [Line Items]
Transaction cost	14.73%	61.05%